Related-Party Transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Sales of products to related parties	[1]	¥ 390,388	$ 56,228	¥ 756,431	¥ 435,046
Purchase of raw materials and services from related parties	[2]	441,461	$ 63,584	656,091	¥ 833,813
Accounts receivable from related parties	[1]	538,222		447,093		$ 77,520
Prepayments for materials to related party suppliers	[2]	173,631		230,376		25,008
Other amounts due from related parties	[3]	619,705		433,277		89,256
Total due from related parties - current		1,331,558		1,110,746		191,784
Long-term portion of amounts due from related party	[4]	32,332		32,318		4,657
Prepayments for construction of property, plant and equipment to related party suppliers	[5]	130		433		19
Total other due from related parties		130		433		19
Amounts due to related parties	[2]	(393,063)		(536,409)		(56,613)
Short-term sales lease back and financing lease payable due to related parties		(51,808)		(57,248)		(7,462)
Total due to related parties - current		(444,871)		(593,657)		(64,075)
Long-term sales lease back and financing lease payable due to related parties	[6]	¥ (267,367)		¥ (242,267)		$ (38,509)

[1]	The Company sold PV modules of RMB 14,793, RMB 5,365 and nil to its affiliate, Tibetan Yingli, for the years ended December 31, 2014, 2015 and 2016. The Company sold products of RMB 268,177, RMB 683,319 and RMB 377,496 (US$ 54,371) to the subsidiaries of Yingli Group for the years ended December 31, 2014, 2015 and 2016, respectively. The Company sold PV modules of RMB 81,203, nil and nil to an affiliate which the Company holds 26.53% of its equity interest for the years ended December 31, 2014, 2015and 2016. However, it was no longer the company’s related party since 2016 due to that the Company disposed all of its share of equity, which was disclosed in note(9). The amount of transaction mentioned above included value-added tax.
[2]	The balance as of December 31, 2015 and 2016 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 587,538, RMB 401,690 and RMB 204,436 (US$ 29,445) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2014, 2015 and 2016, respectively. The company purchased services of RMB 230,950, RMB 239,060 and RMB 235,448 (US$33,912) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of transaction mentioned above included value-added tax.
[3]	Other amounts due from related parties consists of the following: Year ended December 31, 2015 2016 RMB RMB US$ Loans to Yingli Group and its subsidiaries (i) 51,800 399,677 57,565 Receivables for disposal of subsidiaries (ii) 146,606 146,606 21,116 Amount paid to Yingli Group and its subs to purchase raw materials on behalf of the Company for better credit term 140,891 — — Receivables for disposal of machinery 30,739 — — Others receivables from miscellaneous transactions 63,241 73,422 10,575 433,277 619,705 89,256
[4]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2015 and 2016.
[5]	The balance as of December 31, 2015 and 2016 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.
[6]	The Company entered into several financing lease agreement with related party controlled by Yingli Group. As of December 31, 2015 and 2016, the total outstanding payable within one year was RMB 57,248 and RMB 51,808 (US$ 7,462) over one year was RMB 242,267and RMB 267,367 (US$38,509), respectively.